Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 29, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 4,822,805,000
Authorized amount under share repurchase programs				$ 1,500,000,000
Shares repurchase, shares	12,032,899	11,207,320	10,148,834
Shares repurchase, value	$ 985,735,000	$ 764,543,000	$ 537,829,000
Total intrinsic value of options exercised	$ 131,603,000	$ 89,957,000	$ 90,352,000
Weighted average fair value granted under options	$ 22.39	$ 19.55	$ 16.17
Total fair value of restricted stock units vested	$ 22,485,000	$ 18,414,000	$ 17,738,000
Unrecognized compensation expense	$ 120,717,000
Unrecognized compensation expense expected period of recognition (in years)	1 year 9 months 26 days
Unrecognized compensation expense	$ 284,108,000	$ 235,705,000	$ 205,420,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs				$ 250,000,000
Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for future grant	17,490,152
Stock Options | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)	7 years
Stock Options | Two Thousand Five Equity Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Options | Two Thousand Five Equity Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock units granted	$ 83.23	$ 65.08	$ 48.64
Restricted Stock Units (RSUs) | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	6,000,000
Ordinary shares issued	5,523,283
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	277,571	312,588	354,487
Average price per share purchased by employees	$ 60.99	$ 51.48	$ 42.14
Compensation expense recognized	$ 4,517,000	$ 4,187,000	$ 3,973,000
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock units granted	$ 83.48	$ 64.03
Total fair value of restricted stock units vested	$ 1,523,000	$ 0	$ 0
Unrecognized compensation expense	9,879,000
Performance Stock Units PSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, equity instruments other than options, commitment for grants	$ 22,232,000
US ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	500,000
Rest of the World ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	1,000,000